Commitments and Contigencies (Details) - USD ($)			1 Months Ended					6 Months Ended	12 Months Ended
	Feb. 21, 2021	Dec. 09, 2020	Feb. 28, 2021	Apr. 29, 2019	Apr. 25, 2019	Jan. 31, 2019	Jul. 27, 2018	Jul. 31, 2021	Jan. 31, 2021
Commitments and Contigencies (Details) [Line Items]
Acquired advanced shares of common stock (in Shares)							1,250,000
Acquired advanced shares of common stock value							$ 2,500,000		$ 6,085,180
Compensation annual rate					$ 170,000				170,000
Public or private financing					2,500,000				$ 2,500,000
Initial license fee payment	$ 50,000	$ 50,000	$ 50,000
Other commitments term, description									The Company had entered into a prior agreement, dated November 13, 2020, with BPM Inno Ltd., Kiryat, Israel (“BPM”), that, in consideration of BPM’s introduction of Rambam to the Company, provided for BPM to have the rights as the exclusive of agent of the Company with Rambam and any other parties similarly introduced by BPM, and for a commission payable to BPM by the Company of 4.5% of revenues received by the Company resulting from the introduction of Rambam (and any other companies as to which the exclusive agency of BPM was in effect), and for BPM’s payment of a royalty to Rambam. If the Company fails to commercialize the medical products subject to the License Agreement with Rambam within 36 months, under the November 13, 2020 agreement, BPM and the Company would share 50/50 in the revenues generated from sales of the licensed products from Rambam. This agreement further provides that it will be effective for a period of 10 years, with either party having the right to terminate on notice given 30 days prior to the desired termination, and also provided for certain territorial distribution rights of BPM as are set forth in the March 10, 2021 Distribution Agreement between the Company and BPM.
Subsequent Event [Member]
Commitments and Contigencies (Details) [Line Items]
Initial license fee payment			$ 50,000
Stock Purchase Agreement [Member]
Commitments and Contigencies (Details) [Line Items]
Purchase commitment, description								The Company and BPM entered into a Stock Purchase Agreement (“SPA”), dated December 7, 2020, providing for the purchase by BPM of 81,396 shares of common stock at a price of $8.60 per share, or $700,000. In December 2020, the Company received an initial payment of $60,000 under the SPA, which is included in Stockholders’ Equity in the Company’s consolidated balance sheet as of January 31, 2021. On February 25, 2021, in connection with the Company’s License Agreement with Rambam, pursuant to the SPA, the Company issued 81,395 shares of common stock to BPM and received the balance of the proceeds of $700,000 to be applied to product development expenses under the License Agreement.	The Company and BPM entered into a Stock Purchase Agreement (“SPA”), dated December 7, 2020, providing for the purchase by BPM of 81,396 shares of common stock at a price of $8.60 per share, or $700,000. In December 2020, the Company received an initial payment of $60,000 under the SPA, which is included in Stockholders’ Equity in the Company’s consolidated balance sheet as of January 31, 2021. On February 25, 2021, in connection with the Company’s License Agreement with Rambam, pursuant to the SPA, the Company issued 81,395 shares of common stock to BPM and received the balance of the proceeds of $700,000 to be applied to product development expenses under the License Agreement.
Health Brands, Inc [Member]
Commitments and Contigencies (Details) [Line Items]
Acquired advanced shares of common stock (in Shares)				1,250,000
Defendants [Member]
Commitments and Contigencies (Details) [Line Items]
Shares cancelled (in Shares)						50,000
Chief Executive Officer [Member]
Commitments and Contigencies (Details) [Line Items]
Annual salary					$ 42,000				$ 42,000
President [Member]
Commitments and Contigencies (Details) [Line Items]
Annual salary									$ 60,000